Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Loss from operations	$ (76,749)	$ (406,574)	$ (1,587,286)	$ (1,670,440)
Other income (expense):
Interest expense			(274,973)	(934,906)
Other income	63,394	732,884	(3,367,299)	5,719,322
(Loss) income before provision for income taxes	(13,355)	326,310	(4,954,585)	4,048,882
Income tax provision	88,327	64,703	152,466	1,319,280
Net loss	(101,682)	261,607	(5,107,051)	2,729,602
Net (loss) income	(101,682)	261,607	(5,107,051)	2,729,602
Angel Studios, Inc. CIK: 0001671941
Revenue:
Total revenue	47,440,640	28,858,206	96,516,439	202,437,316	$ 75,516,562
Operating expenses:
Cost of revenues	17,767,225	13,650,851	42,066,179	86,032,540	40,392,001
Selling and marketing	52,238,293	21,756,313	95,210,452	74,181,413	19,257,984
General and administrative	7,367,254	5,242,437	22,283,772	18,121,437	12,049,547
Research and development	3,357,904	4,365,238	14,364,827	13,905,426	12,345,518
Legal expense	414,513	3,429,187	10,832,877	2,038,974	802,044
Net loss (gain) on digital assets	3,299,105		(1,683,946)	4,000	5,065,413
Total operating expenses	81,145,189	48,444,026	183,074,161	194,283,790	89,912,507
Loss from operations	(33,704,549)	(19,585,820)	(86,557,722)	8,153,526	(14,395,945)
Other income (expense):
Interest expense	(1,564,155)	(571,791)	(2,366,014)	(3,657,958)	(694,374)
Interest income	1,124,691	890,260	3,490,743	1,819,121	614,426
Impairment of investment in affiliates			(1,000,000)
Other income	(3,738,569)	318,469	124,729	(1,838,837)	(79,948)
(Loss) income before provision for income taxes	(37,443,118)	(19,267,351)	(86,432,993)	6,314,689	(14,475,893)
Income tax provision		(4,403,068)	3,534,602	(2,697,435)	(765,185)
Net loss	(37,443,118)	(14,864,283)	(89,967,595)	9,012,124	(13,710,708)
Net income (loss) attributable to noncontrolling interests	(26,208)	(20,199)	(172,101)	(151,670)
Net (loss) income	$ (37,416,910)	$ (14,844,084)	$ (89,795,494)	$ 9,163,794	$ (13,710,708)
Basic net (loss) income per share	$ (1.375)	$ (0.594)	$ (3.482)	$ 0.37	$ (0.565)
Diluted loss per share (in dollars per share)	$ (1.375)	$ (0.594)	$ (3.482)	$ 0.353	$ (0.565)
Weighted average shares outstanding, basic	27,217,011	25,000,518	25,791,117	24,775,858	24,264,683
Weighted average common shares outstanding - diluted	27,217,011	25,000,518	25,791,117	25,929,246	24,264,683
Angel Studios, Inc. CIK: 0001671941 | Licensed content and other revenue
Revenue:
Total revenue	$ 46,206,744	$ 25,270,272	$ 88,691,769	$ 167,150,134	$ 41,536,516
Angel Studios, Inc. CIK: 0001671941 | Pay it Forward revenue
Revenue:
Total revenue	$ 1,233,896	$ 3,587,934	$ 7,824,670	$ 35,287,182	$ 33,980,046